Related Party Transactions - Summary of Transactions with Related Parties (Detail) - Associates [member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Purchases of goods/services	$ 1,564,073	$ 967,276
Interest income	2,241	2,370
Dividends received	737,250	126,187
Net loans (repayments from)/made to related parties	$ (12,108)	$ 12,273